Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Calculation of Earnings Per Common Share
The following table sets forth the calculation of earnings per common share (recast for the adoption of LDTI for 2022 and 2021):

	Years Ended December 31,
	2022	2021	2020
	(in millions, except share and per share data)
Net income (loss) attributable to Jackson Financial Inc.	$6,186	$3,417	$(1,634)

Weighted average shares of common stock outstanding - basic	85,513,787	93,994,520	67,658,901
Dilutive common shares	3,176,913	470,991	—
Weighted average shares of common stock outstanding - diluted	88,690,700	94,465,511	67,658,901

Earnings per share—common stock
Basic	$72.34	$36.35	$(24.14)
Diluted	$69.75	$36.17	$(24.14)